Significant Accounting Policies (Details Textual)	12 Months Ended
Dec. 31, 2017
Significant Accounting Policies (Textual)
Description of translated exchange rate

The financial statements as of December 31, 2017 and for the year then ended have been translated into U.S. dollars using the exchange rate of the U.S. dollar as of December 31, 2017 (U.S. $1.00 = NIS 3.467).